Note 6 - Leases	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Lessor, Operating Leases [Text Block]
6.	Leases

A. Lease arrangements, under which the Company acts as the lessee

Bareboat Chartered-in Vessels:

On
January 29, 2015
and
March 31, 2015,
the Company sold and leased back M/T Stenaweco Energy and M/T Stenaweco Evolution respectively. The vessels were chartered back on a bareboat basis for
7
years at a bareboat hire of
$8,586
and
$8,625
per day respectively. In addition, the Company has the option to buy back each vessel from the end of year
3
up to the end of year
7
at purchase prices stipulated in the bareboat agreement depending on when the option is exercised.

The abovementioned sale and leaseback transactions contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements. The Company must maintain a consolidated leverage ratio of not
more than
75%
and maintain minimum free liquidity of
$750
per vessel owned and
$500
per bareboat chartered-in vessel at all times which is certified quarterly. As of
December 31, 2018,
the Company is in compliance with the consolidated leverage ratio and the minimum free liquidity covenants.

As of
December 31, 2018,
cash and cash equivalents including restricted cash amounted to
$7,662
of which an amount of
$5,500
is presented as restricted cash due to the abovementioned minimum liquidity covenant.

The Company has treated the sale and leaseback of the abovementioned vessels as an operating lease. Losses from the sale of these two
vessels amounted to
$11,600
which are amortized over the duration of the leases. The amortization for the year is presented under Amortization of prepaid bareboat charter hire in the accompanying statement of consolidated loss and amounted to
$1,577,
$1,657
and
$1,657
for the years ended
December 31, 2016,
2017
and
2018
respectively.

As at
December 31, 2018,
the outstanding balance of the Prepaid bareboat charter hire was
$5,277,
presented in the accompanying consolidated balance sheets as follows:

Current portion of Prepaid bareboat charter hire	1,656
Non-current portion of Prepaid bareboat charter hire	3,621
Total	5,277

Future minimum lease payments:

The Company's future minimum lease payments required to be made after
December 31, 2018,
relating to bareboat chartered-in vessels M/T Stenaweco Energy and M/T Stenaweco Evolution are as follows:

Year ending December 31,	Bareboat Charter Lease Payments
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	19,897

B. Lease arrangements, under which the Company acts as the lessor

Charter agreements:

In the period ended
December 31, 2018,
the Company operated
four
vessels (M/T Stenaweco Energy, M/T Stenaweco Evolution, M/T Stenaweco Excellence and M/T Stenaweco Elegance) under time charters with Stena Bulk A/S, two
vessels (M/T Eco Fleet and M/T Eco Revolution) under time charters with BP Shipping Limited (“BP”), one
vessel (M/T Nord Valiant) under time charter with Dampskibsselskabet Norden A/S and one
vessel (M/T Eco Palm Desert) under time charter with Central Tankers Chartering Inc.

Furthermore the Company has entered into time charter parties for its newbuilding vessels, namely with BP (M/T Eco Bel Air and M/T Eco Beverly Hills), Cargill (M/T Eco Marina Del Ray) and Shell Tankers Singapore Private Limited (“Shell”) (M/T Eco California).

Future minimum time-charter receipts of the Company’s vessels in operation as of
December 31, 2018,
based on commitments relating to non-cancellable time charter contracts as of
December 31, 2018,
are as follows:

Year ending December 31,	Time Charter receipts
2019	43,875
2020	43,400
2021	19,052
2022	272
Total	106,599

Future minimum time-charter receipts of our vessels under construction as of
December 31, 2018,
are as follows (based on estimated delivery dates):

Year ending December 31,	Time Charter receipts
2019	21,842
2020	28,860
2021	24,188
2022	10,937
2023	5,512
2024	1,102
Total	92,441

In arriving at the minimum future charter revenues, an estimated
20
days off-hire time to perform scheduled dry-docking on each vessel has been deducted, and it has been assumed that no
additional off-hire time is incurred, although there is
no
assurance that such estimate will be reflective of the actual off-hire in the future.